Other Payables and Other Current Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Other Payables and Other Current Liabilities [Abstract]
Schedule of Other Payables and Other Current Liabilities

Other payables and other current liabilities consisted of the following:

	As of June 30,
	2025	2024
Payroll payable	$813,223	$864,458
Interest-free borrowing from third parties	80,100	80,100
Accrued expenses	65,589	72,079
Deposits	-	14,032
Other	4,877	3,060
Other payables and other current liabilities	$963,789	$1,033,729